Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	001-35285
Entity Registrant Name	Vaxart, Inc.
Entity Central Index Key	0000072444
Entity Tax Identification Number	59-1212264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	310 Utah Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	550-3500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false